Loss per share - Narrative (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Number of shares issued but not yet vested (in shares)	474,223	1,338,916	2,497,778
Number of shares not issued but vested (in shares)		31,484	0